TIME DEPOSIT	12 Months Ended
Dec. 31, 2014
TIME DEPOSIT [Abstract]
TIME DEPOSIT
13	TIME DEPOSIT
The time deposit was denominated in Renminbi, which carried fixed interest rate at 2.8% per annum and will mature before December 31, 2015.